SCHEDULE OF PATENTS AND LICENSES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Patents and licenses, carrying amounts
Patents and Licenses [Member]
IfrsStatementLineItems [Line Items]
Patents and licenses, cost, beginning		$ 837,102	$ 785,027	737,686
Additions		159,359	52,075	77,037
Disposals (1)	[1]			(29,696)
Patents and licenses, cost, ending		996,461	837,102	785,027
Patents and licenses, accumulated amortization, beginning		398,425	332,643	270,972
Amortization		69,560	65,782	61,671
Patents and licenses, accumulated amortization, ending		467,985	398,425	332,643
Patents and licenses, carrying amounts		$ 528,476	$ 438,677	$ 452,384

[1]	On November 8, 2019, the Company disposed of certain patents unrelated to the Company’s technology on the sale of DenseLight.